EQUITY (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2019 USD ($)	Jan. 31, 2022 shares	Dec. 03, 2021 shares	Feb. 04, 2021 $ / shares shares	Jan. 29, 2021 USD ($) $ / shares shares
Organization And Nature of Operations [Line Items]
Capital contribution from shareholders		$ 5,000	$ 5,000
Ordinary shares, par value | $ / shares		$ 0.001	$ 0.001
Net proceeds from sale of shares		$ 12,300,000	$ 0	$ 0
Agent fees and other offering expenses	$ 2,362,156
Adjustment to additional paid in capital-Direct cost	911,647
Stock issued during period-offset to direct costs	$ 1,450,509
Warrant
Organization And Nature of Operations [Line Items]
Offering price, per share | $ / shares	$ 8.00
Warrant | Black-Scholes warrant-pricing model
Organization And Nature of Operations [Line Items]
Fair value of warrants	$ 14,819,266
Gross proceeds from sale of shares	$ 9,479,610
Warrant | Stock price | Black-Scholes warrant-pricing model | Maximum
Organization And Nature of Operations [Line Items]
Fair value of warrants, measurement input | $ / shares	7.50
Warrant | Stock price | Black-Scholes warrant-pricing model | Minimum
Organization And Nature of Operations [Line Items]
Fair value of warrants, measurement input | $ / shares	6.31
Warrant | Volatility | Black-Scholes warrant-pricing model | Maximum
Organization And Nature of Operations [Line Items]
Fair value of warrants, measurement input	83.06
Warrant | Volatility | Black-Scholes warrant-pricing model | Minimum
Organization And Nature of Operations [Line Items]
Fair value of warrants, measurement input	81.45
Warrant | Risk-free rate | Black-Scholes warrant-pricing model | Maximum
Organization And Nature of Operations [Line Items]
Fair value of warrants, measurement input	0.90
Warrant | Risk-free rate | Black-Scholes warrant-pricing model | Minimum
Organization And Nature of Operations [Line Items]
Fair value of warrants, measurement input	0.73
Warrant | Dividend yield | Black-Scholes warrant-pricing model
Organization And Nature of Operations [Line Items]
Fair value of warrants, measurement input	0
Warrant | Expected life | Black-Scholes warrant-pricing model
Organization And Nature of Operations [Line Items]
Expected life	5 years
Initial public offering
Organization And Nature of Operations [Line Items]
Debt Issuance Costs, Net		$ 2,413,701
Initial public offering | Securities Purchase Agreement
Organization And Nature of Operations [Line Items]
Offering price, per share | $ / shares	$ 7.50
Number of units sold | shares	3,275,000
Gross proceeds from sale of shares	$ 24,562,500
Initial public offering | Warrant
Organization And Nature of Operations [Line Items]
Ordinary shares, shares issued | shares								270,000
Ordinary shares, par value | $ / shares								$ 5.00
Fair value of warrants								$ 2,254,920
Initial public offering | Warrant | Securities Purchase Agreement
Organization And Nature of Operations [Line Items]
Net proceeds from sale of shares	22,200,344
Agent fees and other offering expenses	2,362,156
Initial public offering | Warrant | Stock price
Organization And Nature of Operations [Line Items]
Fair value of warrants, measurement input | $ / shares								12.69
Initial public offering | Warrant | Volatility
Organization And Nature of Operations [Line Items]
Fair value of warrants, measurement input								55.91
Initial public offering | Warrant | Risk-free rate
Organization And Nature of Operations [Line Items]
Fair value of warrants, measurement input								0.19
Initial public offering | Warrant | Dividend yield
Organization And Nature of Operations [Line Items]
Fair value of warrants, measurement input								0
Initial public offering | Warrant | Expected life
Organization And Nature of Operations [Line Items]
Expected life								3 years
Class A ordinary shares
Organization And Nature of Operations [Line Items]
Common stock, voting rights		one
Common stock, conversion basis		no
Ordinary shares, shares issued | shares		10,100,000	3,750,000
Ordinary shares, par value | $ / shares		$ 0.001	$ 0.001
Class A ordinary shares | Black-Scholes warrant-pricing model
Organization And Nature of Operations [Line Items]
Gross proceeds from sale of shares	$ 15,082,890
Class A ordinary shares | Initial public offering
Organization And Nature of Operations [Line Items]
Ordinary shares, shares issued | shares							75,000	3,000,000
Ordinary shares, par value | $ / shares								$ 0.001
Offering price, per share | $ / shares							$ 4.00	$ 4
Net proceeds from sale of shares		$ 9,886,299
Net of cash fees		$ 2,413,701
Class A ordinary shares | 2021 Performance Incentive Plan
Organization And Nature of Operations [Line Items]
Common stock, capital shares reserved | shares						5,000,000
Ordinary shares, shares issued | shares					1,551,000
Class A ordinary shares | 2021 Performance Incentive Plan | Officers And Directors [Member]
Organization And Nature of Operations [Line Items]
Ordinary shares, shares issued | shares					1,400,000
Class B ordinary shares
Organization And Nature of Operations [Line Items]
Common stock, voting rights		eighteen
Common stock, conversion basis		one
Ordinary shares, shares issued | shares		1,250,000	1,250,000
Ordinary shares, par value | $ / shares		$ 0.001	$ 0.001